Stockholders' equity - Summary of Analysis of Other Comprehensive Income by Item (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024		Mar. 31, 2023
Changes in equity instruments measured at fair value through other comprehensive income
Amount incurred during the year	¥ (16,607)	¥ (70,838)		¥ (45,708)
Total before tax	(16,607)	(70,838)		(45,708)
Tax expense or (benefit)	4,076	17,024		8,846
Net of tax	(12,531)	(53,814)		(36,862)
Remeasurement of defined benefit pension plans
Amount incurred during the year	15,133	37,225		27,136
Total before tax	15,133	37,225		27,136
Tax expense or (benefit)	(4,550)	(11,350)		(8,245)
Net of tax	10,583	25,875		18,891
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	(1,287)	704		197
Total before tax	(1,287)	704		197
Tax expense or (benefit)	376	(91)		(52)
Net of tax	(911)	613		145
Total	(2,859)	(27,326)		(17,826)
Changes in debt instruments measured at fair value through other comprehensive income
Amount incurred during the year	(975,677)	(973,877)		(1,132,497)
Reclassification to profit or loss	4,537	(4,713)		(5,300)
Total before tax	(971,140)	(978,590)		(1,137,797)
Tax expense or (benefit)	289,625	273,954		318,605
Net of tax	(681,515)	(704,636)		(819,192)
Cash flow hedges
Amount incurred during the year	(5,384)	(15,032)		(12,975)
Reclassification to profit or loss	433	16,982		30,813
Total before tax	(4,951)	1,950		17,838
Tax expense or (benefit)	656	(598)		(5,459)
Net of tax	(4,295)	1,352		12,379
Insurance finance income (expenses)
Amount incurred during the year	788,366	782,495	[1]	1,010,717	[1]
Total before tax	788,366	782,495		1,010,717
Tax expense or (benefit)	(220,075)	(219,099)		(283,001)
Net of tax	568,291	563,396		727,716
Exchange differences on translating foreign operations
Amount incurred during the year	(78,193)	441,943		177,645
Reclassification to profit or loss	(1,073)	463		630
Total before tax	(79,266)	442,406		178,275
Net of tax	(79,266)	442,406		178,275
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	(337)	4,735		3,554
Total before tax	(337)	4,735		3,554
Net of tax	(337)	4,735		3,554
Other
Amount incurred during the year	(953)	(393)		(200)
Total before tax	(953)	(393)		(200)
Tax expense or (benefit)	277	110		56
Net of tax	(676)	(283)		(144)
Total	(197,798)	306,970		102,588
Total other comprehensive income, net of tax	¥ (200,657)	¥ 279,644		¥ 84,762

[1]	Expenses are presented as positive and income is presented as negative.